Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
9.	Fair Value of Financial Instruments

Certain of our assets and liabilities are required to be measured at fair value on a recurring basis. For purposes of recording fair value adjustments for certain financial and non-financial assets and liabilities, and determining fair value disclosures, we estimate fair value at a price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market for the asset or liability.

The fair value measurement and disclosure requirements of FASB Accounting Standards Codification Topic No. 820, Fair Value Measurement and Disclosures (ASC 820) requires inputs that we categorize using a three-level hierarchy, from highest to lowest level of observable inputs, as follows:

•	Level 1 — Unadjusted quoted prices for identical assets or liabilities in active markets;

•	Level 2 — Direct or indirect observable inputs, including quoted prices or other market data, for similar assets or liabilities in active markets or identical assets or liabilities in less active markets;

•	Level 3 — Unobservable inputs that require significant judgment for which there is little or no market data.

When multiple input levels are required for a valuation, we categorize the entire fair value measurement according to the lowest level of input that is significant to the entire measurement even though we may also have utilized significant inputs that are more readily observable. The amounts reported in our consolidated balance sheets for cash and cash equivalents, accounts receivable, and accounts payable approximate fair value.

Fair value of our debt instruments is determined using Level 2 inputs. Fair values and related carrying values of our debt instruments were as follows for the periods indicated:

	March 31, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Long-term Debt
6.75% Notes	$360,000	$371,700	$—	$—
7.50% Notes	225,000	240,188	225,000	236,250
9.125% Notes	8,801	9,202	425,000	446,250

Total	$593,801	$621,090	$650,000	$682,500

The assets acquired and liabilities assumed in the ITS Acquisition were recorded at fair value in accordance with U.S. GAAP. Acquisition date fair values represent either Level 2 fair value measurements (current assets and liabilities, property, plant and equipment) or Level 3 fair value measurements (intangible assets).

Market conditions could cause an instrument to be reclassified from Level 1 to Level 2, or Level 2 to Level 3. There were no transfers between levels of the fair value hierarchy or any changes in the valuation techniques used during the three months ended March 31, 2014.

Note 10 — Fair Value of Financial Instruments

Certain of our assets and liabilities are required to be measured at fair value on a recurring basis. For purposes of recording fair value adjustments for certain financial and non-financial assets and liabilities, and determining fair value disclosures, we estimate fair value at a price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market for the asset or liability.

The FASB fair value measurement and disclosure guidance requires inputs that we categorize using a three-level hierarchy, from highest to lowest level of observable inputs, as follows:

Level 1 — Unadjusted quoted prices for identical assets or liabilities in active markets

Level 2 — Direct or indirect observable inputs, including quoted prices or other market data, for similar assets or liabilities inactive markets or identical assets or liabilities in less active markets and

Level 3 — Unobservable inputs that require significant judgment for which there is little or no market data.

When multiple input levels are required for a valuation, we categorize the entire fair value measurement according to the lowest level of input that is significant to the measurement even though we may have also utilized significant inputs that are more readily observable. The amounts reported in our consolidated balance sheets for cash and cash equivalents, accounts receivable, and accounts payable approximate fair value. The carrying amount of our interest rate swap agreements represents the estimated fair value, measured using Level 2 inputs. As of December 31, 2013 the swap agreements had expired and as of December 31, 2012, the fair value of the interest rate swap was a liability of $0.1 million and was recorded in accrued liabilities in our consolidated balance sheets.

Fair value of our debt instruments is determined using Level 2 inputs. Fair values and related carrying values of our debt instruments are as follows:

	December 31, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Long-term Debt
7.50% Notes	$225,000	$236,250	$—	$—
9.125% Notes	425,000	446,250	425,000	453,688

Total	$650,000	$682,500	$425,000	$453,688

As discussed in Note 4, in accordance with the impairment or disposal of long-lived assets guidance, during the fourth quarter of 2011, our arctic-class rigs with a carrying value as of December 31, 2011 of $339.5 million were written down to their estimated fair value of $169.5 million, resulting in a pretax non-cash charge of $170.0 million which is included in earnings for the period. The fair value was based on expected future cash flows using Level 3 inputs.

The assets acquired and liabilities assumed in the ITS Acquisition were recorded at fair value in accordance with U.S. GAAP. Acquisition date fair values represent either Level 2 fair value measurements (current assets and liabilities, property, plant and equipment) or Level 3 fair value measurements (intangible assets).

Market conditions could cause an instrument to be reclassified from Level 1 to Level 2, or Level 2 to Level 3. There were no transfers between levels of the fair value hierarchy or any changes in the valuation techniques used during the year ended December 31, 2013.